Financial Instruments - Fair Value of Derivative Financial Instruments and Related Notional Amounts (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Derivative asset		$ 1,140	$ 822
Derivative liability		1,024	691
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative asset		1,085	760
Derivative liability		968	637
Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount	[1]	22,984	18,723
Derivative asset	[1]	654	179
Derivative liability	[1]	586	459
Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount		15,154	14,300
Derivative asset		55	62
Derivative liability		55	54
Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount		11,145	12,430
Derivative asset		432	581
Derivative liability		383	$ 178
Sales [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount		$ 5,800

[1]	As of December 31, 2018, the notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.8 billion.The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk: Amount ofGains/(Losses)Recognized in OID(a), (b) Amount of Gains/(Losses)Recognized in OCI(a), (c) Amount of Gains/(Losses)Reclassified fromOCI into OID and COS(a), (c) As of December 31,(MILLIONS OF DOLLARS) 2018 2017 2018 2017 2018 2017Derivative Financial Instruments in Cash Flow Hedge Relationships: Foreign exchange contracts(d) $— $(6) $80 $(12) $(182) $520Amount excluded from effectiveness testing recognized in earnings based on an amortization approach — 140 153 Derivative Financial Instruments in Fair Value Hedge Relationships: Interest rate contracts (348) (60) — — — —Hedged item gain 348 60 — — — —Foreign exchange contracts 5 (19) — — — —Hedged item gain/(loss) (5) 19 — — — — Derivative Financial Instruments in Net Investment Hedge Relationships: Foreign exchange contracts — — 175 — — —The portion of gains/(losses) on foreign exchange contracts excluded from the assessment of hedge effectiveness — 77 68 Non-Derivative Financial Instruments in Net Investment Hedge Relationships: Foreign currency short-term borrowings — — 68 — — —Foreign currency long-term debt(e) — — 149 (580) — — Derivative Financial Instruments Not Designated as Hedges: Foreign exchange contracts 136 (87) — — — —All other net — — (1) 2 2 1 $136 $(93) $688 $(591) $41 $520